Annual Total Returns[BarChart] - ProShares UltraPro MidCap400 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(27.65%)	49.65%	120.39%	22.97%	(14.30%)	59.28%	46.86%	(38.92%)	76.70%